CONTRIBUTED CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Year ended December 31,
	2024	2023
Risk-free interest rate	4.24%	4.25%
Contractual term (years)	1-4	1-4
Expected volatility	187.90%	204.20%
Expected dividends	0.00%	0.00%

SUMMARY OF OPTION ACTIVITY

A summary of the option activity during the year ended December 31, 2024 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	1,524,949	$2.54	2	$3,871,101
Granted	873,429	0.77	3	674,704
Exercised	-	-	-	-
Expired	(375,000)	3.52	-	(1,320,933)

Outstanding as of December 31, 2024	2,023,378	$1.59	2	$3,224,872

A summary of the option activity during the year ended December 31, 2023 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	1,026,520	$4.40	2	$4,517,330
Granted	873,429	0.77	4	674,704
Exercised	-	-	-	-
Expired	(375,000)	3.52		(1,320,933)
Outstanding as of December 31, 2023
	1,524,949	$2.54	2	$3,871,101

SCHEDULE OF INFORMATION RELATED TO OPTIONS OUTSTANDING

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

2019 Share Option	$35.57	25,748	GNS	1	$25,748
2020 Share Option	58.12	7,464	GNS	1	7,464
2021 Share Options	60.00	13,421	GNS	3	13,421
2022 Employee Grants (Options)	77.10	519	GNS	3	519
2023 Employee Grants (Options)	7.70	87,343	GNS	3	87,343
2024 Employee Grants (Options)	2.94	160,000	GNS	3	-
	$11.33	294,495		2	$134,495